Income Tax Expense - Schedule of Reconciliation Between Tax Expense (Details)	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Reconciliation Between Tax Expense [Abstract]
Loss before income tax	RM (1,446,263)	$ (323,694)	RM (812,513)
Tax calculated at tax rate of 24% (2023: 24%)	(347,103)	(77,687)	(195,003)
Expenses not deductible for tax purposes	121,538	27,202	248,404
Tax concessions and deductions	(180,872)	(40,482)	(223,460)
Deferred tax assets not recognized	289,307	64,751	299,280
Utilization of deferred tax assets previously not recognized	(15,905)	(3,560)	(47,760)
Others	1,376	309	(30,179)
Total tax expense	RM (131,659)	$ (29,467)	RM 51,282